Financial Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Vessel held for sale	$ 14,744	$ 14,880
Impairment loss	$ 2,142	$ 828	$ 0